Consolidated Balance Sheets - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Current Assets:
Cash and cash equivalents	¥ 5,127,346	¥ 4,533,182
Current portion of investments	1,098	1,104
Trade accounts receivable, net of allowance for doubtful accounts of ¥165,635 thousand and ¥ 81,065 thousand as of March 31, 2017 and 2018	2,549,128	3,150,875
Inventories	40,739	73,470
Prepaid expenses	248,361	403,111
Deferred tax assets		657,541
Other current assets	121,229	268,805
Total Current Assets	8,087,901	9,088,088
Property and equipment—net	755,882	1,177,255
Capitalized computer software costs—net	802,935	963,241
Goodwill	2,010,554	2,038,710
Customer relationship–net	1,671,595	1,913,459
Other intangible assets—net	94,150	135,138
Investments in securities	848,715	500,415
Investments	212,480	224,380
Rental deposits	124,074	140,642
Deferred tax assets		4,253
Other assets	59,420	60,027
TOTAL ASSETS	14,667,706	16,245,608
Current Liabilities:
Trade accounts payable	418,630	708,581
Short-term bank borrowing	1,500,000	1,000,000
Current portion of long-term debt	977,270	808,229
Accrued income taxes	230,618	150,261
Retirement and severance benefits	8,012	8,468
Accrued expenses	754,715	872,801
Other current liabilities	388,115	291,749
Total Current Liabilities	4,277,360	3,840,089
Noncurrent Liabilities:
Long-term debt	5,107,395	5,937,293
Retirement and severance benefits	57,919	46,061
Deferred tax liabilities	106,253	726,161
Derivative liabilities	271,473	214,611
Other liabilities	358,791	477,033
Total Noncurrent Liabilities	5,901,831	7,401,159
COMMITMENTS AND CONTINGENCIES
EQUITY:
Common stock: Authorized 72,000,000 shares; Issued and outstanding, 37,921,862 shares and 38,029,862 shares at March 31, 2017 and 2018, respectively	2,816,126	2,790,402
Additional paid-in capital	2,482,021	2,370,849
Accumulated deficit	(801,392)	(106,730)
Accumulated other comprehensive loss	(47,678)	(82,479)
Treasury stock, at cost—630 shares at March 31, 2016 and 2017	(26)	(26)
Total FRONTEO, Inc. shareholders’ equity	4,449,051	4,972,016
NONCONTROLLING INTERESTS	39,464	32,344
Total Equity	4,488,515	5,004,360
TOTAL LIABILITIES AND EQUITY	¥ 14,667,706	¥ 16,245,608